                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4533

                      (Investment Company Act File Number)

                  Federated Municipal Opportunities Fund, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/04

            Date of Reporting Period: Six months ended 2/29/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Municipal Opportunities Fund, Inc.

Established 1987

17TH SEMI-ANNUAL SHAREHOLDER REPORT

February 29, 2004

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/29/2004	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$9.55	$9.73	$9.91	$9.78	$10.22	$11.04
Income From Investment Operations:
Net investment income	0.28	0.56	0.55 [2]	0.55	0.56	0.55
Net realized and unrealized gain (loss) on investments and swap contracts	0.40	(0.18)	(0.19)[2]	0.15	(0.44)	(0.82)

TOTAL FROM INVESTMENT OPERATIONS	0.68	0.38	0.36	0.70	0.12	(0.27)

Less Distributions:
Distributions from net investment income	(0.28)	(0.56)	(0.54)	(0.57)	(0.56)	(0.55)

Net Asset Value, End of Period	$9.95	$9.55	$9.73	$9.91	$ 9.78	$10.22

Total Return[3]	7.26%	4.06%	3.79%	7.48%	1.37%	(2.58)%

Ratios to Average Net Assets:

Expenses	1.06%[4]	1.07%	1.08%	1.09%	1.09%	1.07%

Net investment income	5.77%[4]	5.87%	5.68%[2]	5.69%	5.74%	5.14%

Expense waiver/reimbursement[5]	--	--	--	0.01%	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$131,385	$117,435	$111,642	$106,555	$92,883	$109,297

Portfolio turnover	11%	25%	35%	30%	18%	25%

1 Beginning with the year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.67% to 5.68%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/29/2004	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$9.54	$9.73	$9.90	$9.77	$10.22	$11.03
Income From Investment Operations:
Net investment income	0.24	0.49	0.47 [2]	0.47	0.49	0.47
Net realized and unrealized gain (loss) on investments and swap contracts	0.41	(0.19)	(0.17)[2]	0.16	(0.45)	(0.81)

TOTAL FROM INVESTMENT OPERATIONS	0.65	0.30	0.30	0.63	0.04	(0.34)

Less Distributions:
Total distributions from net realized gain on investments	(0.25)	(0.49)	(0.47)	(0.50)	(0.49)	(0.47)

Net Asset Value, End of Period	$9.94	$9.54	$9.73	$9.90	$ 9.77	$10.22

Total Return[3]	6.86%	3.18%	3.11%	6.67%	0.51%	(3.23)%

Ratios to Average Net Assets:

Expenses	1.81%[4]	1.82%	1.83%	1.84%	1.84%	1.82%

Net investment income	5.02%[4]	5.12%	4.94%[2]	4.94%	4.99%	4.39%

Expense waiver/reimbursement[5]	--	--	--	0.01%	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$130,981	$124,736	$107,348	$91,074	$71,512	$77,440

Portfolio turnover	11%	25%	35%	30%	18%	25%

1 Beginning with the year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.93% to 4.94%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/29/2004	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$9.54	$9.73	$9.90	$9.77	$10.22	$11.03
Income From Investment Operations:
Net investment income	0.23	0.48	0.48 [2]	0.47	0.48	0.47
Net realized and unrealized gain (loss) on investments and swap contracts	0.42	(0.18)	(0.18)[2]	0.16	(0.44)	(0.81)

TOTAL FROM INVESTMENT OPERATIONS	0.65	0.30	0.30	0.63	0.04	(0.34)

Less Distributions:
Distributions from net investment income	(0.25)	(0.49)	(0.47)	(0.50)	(0.49)	(0.47)

Net Asset Value, End of Period	$9.94	$9.54	$9.73	$9.90	$ 9.77	$10.22

Total Return[3]	6.86%	3.17%	3.13%	6.66%	0.51%	(3.24)%

Ratios to Average Net Assets:

Expenses	1.81%[4]	1.82%	1.83%	1.84%	1.84%	1.82%

Net investment income	5.02%[4]	5.12%	4.93%[2]	4.94%	4.99%	4.39%

Expense waiver/reimbursement[5]	--	--	--	0.01%	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$21,358	$14,083	$10,220	$10,953	$8,858	$7,603

Portfolio turnover	11%	25%	35%	30%	18%	25%

1 Beginning with the year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.92% to 4.93%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/29/2004	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$9.55	$9.73	$9.91	$9.78	$10.22	$11.04
Income From Investment Operations:
Net investment income	0.28	0.57	0.55 [2]	0.55	0.56	0.55
Net realized and unrealized gain (loss) on investments and swap contracts	0.40	(0.19)	(0.19)[2]	0.15	(0.44)	(0.82)

TOTAL FROM INVESTMENT OPERATIONS	0.68	0.38	0.36	0.70	0.12	(0.27)

Less Distributions:
Distributions from net investment income	(0.28)	(0.56)	(0.54)	(0.57)	(0.56)	(0.55)

Net Asset Value, End of Period	$9.95	$9.55	$9.73	$9.91	$ 9.78	$10.22

Total Return[3]	7.26%	4.06%	3.79%	7.48%	1.37%	(2.58)%

Ratios to Average Net Assets:

Expenses	1.06%[4]	1.07%	1.08%	1.09%	1.09%	1.07%

Net investment income	5.77%[4]	5.87%	5.68%[2]	5.69%	5.73%	5.14%

Expense waiver/reimbursement[5]	--	--	--	0.01%	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$169,160	$167,097	$183,467	$197,154	$214,913	$269,667

Portfolio turnover	11%	25%	35%	30%	18%	25%

1 Beginning with the year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, or the net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.67% to 5.68%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 29, 2004 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--95.0%
		Alaska--0.3%
$1,440,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	NR		$1,238,270

		Arizona--1.4%
500,000		Arizona Health Facilities Authority, Hospital System Revenue Bonds, 6.375% (John C. Lincoln Health Network), 12/1/2037	BBB/NR		527,050
4,985,000		Gilbert, AZ IDA, Revenue Bonds (Series 1999A), 5.85% (Southwest Student Services Corp.)/(Original Issue Yield: 5.90%), 2/1/2019	NR		5,826,318

		TOTAL			6,353,368

		Arkansas--0.5%
2,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(Original Issue Yield: 7.50%), 2/1/2029	BBB-/Baa3		2,196,400

		California--5.4%
6,000,000		California State, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 6/1/2012	AAA/Aaa		6,710,220
4,250,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 5.75%), 5/1/2030	BBB/Baa1		4,567,645
1,334,000	[2,3]	California Statewide Communities Development Authority, Multifamily Housing Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	NR		1,233,923
1,000,000	[2,3]	California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	NR		1,010,380
4,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2003A-3), 7.875%, 6/1/2042	BBB/Baa2		4,338,480
2,825,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	BBB/Baa2		2,781,665
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90%, 6/1/2042	BBB/Baa2		814,748
1,000,000		Los Angeles, CA, Regional Airport Improvement Corp., Facilities Sublease Refunding Revenue Bonds (Series 2002B), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	B-/Caa2		996,490
350,000		San Bernardino County, CA, Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	NR		335,192
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$500,000		San Dimas, CA, Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	NR		$475,365
1,000,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	NR		1,040,950

		TOTAL			24,305,058

		Colorado--4.6%
1,500,000		Aspen Grove, CO, Business Improvement District, LT Tax GO Bonds (Series 2001), 7.625%, 12/1/2025	NR		1,586,025
1,500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2001), 7.625% (Peak to Peak Charter School Project)/(Original Issue Yield: 8.00%), 8/15/2031	NR/Ba2		1,573,695
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/ (Original Issue Yield: 7.40%), 3/1/2022	NR/Ba2		1,022,790
500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/ (Original Issue Yield: 7.50%), 3/1/2032	NR/Ba2		508,325
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.375% (Frontier Academy)/(Original Issue Yield: 7.50%), 6/1/2031	NR/Ba1		1,039,620
760,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.50% (Excel Academy)/(Original Issue Yield: 7.75%), 12/1/2033	NR		745,248
800,000		Colorado Educational & Cultural Facilities Authority, Refunding Revenue Bonds (Series A), 7.125% (Denver Academy)/(Original Issue Yield: 7.375%), 11/1/2028	BB+/NR		793,920
1,140,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-2), 6.875% 11/1/2028	NR/Aa2		1,166,893
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032	NR		1,000,210
600,000		Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625% (United States Treasury GTD), 12/1/2019	AAA/NR		783,342
5,000,000	[2,3]	Denver, CO, City & County Airport Authority, RITES (Series PA-1186), 13.294%, 5/15/2008	NR		7,077,400
500,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 6.00% (Original Issue Yield: 6.05%), 12/1/2031	BBB/Baa3		510,380
1,000,000		Maher Ranch, CO, Metropolitan District No. 4, LT GO Bonds, 7.875%, 12/1/2033	NR		1,017,450
2,000,000		Sterling Hills West Metropolitan District, LT GO Bonds (Series 2110B), 8.00%, 12/1/2021	NR		2,020,480

		TOTAL			20,845,778

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		District of Columbia--3.4%
$14,000,000		District of Columbia, Revenue Bonds, 5.625% (American University)/(AMBAC INS)/(Original Issue Yield: 5.90%), 10/1/2026	AAA/Aaa		$15,244,740

		Florida--7.3%
2,000,000		Capital Projects Finance Authority, FL, Continuing Care Retirement Community Revenue Bonds, 8.00% (Glenridge on Palmer Ranch)/(Original Issue Yield: 8.125%), 6/1/2032	NR		2,074,540
6,000,000	[2,3]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		7,475,580
1,000,000	[2,3]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		1,178,840
5,375,000	[2,3]	Florida State Department of Environmental Protection, RITES (PA-967), 9.45% (FSA INS), 7/1/2013	NR		6,780,777
1,820,000		Harbor Bay, FL, Community Development District, Special Assessment Capital Improvement Revenue Bonds (Series 2001B), 6.35%, 5/1/2010	NR		1,862,169
1,000,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.00% (Adventist Health System)/(Original Issue Yield: 6.026%), 11/15/2031	A/A3		1,079,850
465,000		Lee County, FL, HFA, SFM Step Coupon Revenue Bonds, 6.85% (GNMA Collateralized Home Mortgage Program COL), 3/1/2029	NR/Aaa		466,060
2,000,000		Lee County, FL, IDA, Healthcare Facilities Revenue Bond (Series A), 6.75% (Cypress Cove at Healthpark)/(Original Issue Yield: 6.98%), 10/1/2032	NR		2,057,380
970,000		Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series A), 6.80%, 5/1/2031	NR		1,028,142
1,000,000		Miami Beach, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	BB/Ba2		1,040,120
500,000		Miami, FL, Health Facilities Authority, Health System Revenue Bonds (Series 2003C), 5.125% (Catholic Health East)/(Original Issue Yield: 5.30%), 11/15/2024	A/A2		508,770
1,460,000	[2,3]	Orange County, FL, HFA, Multifamily Housing Revenue Bonds (Series 1999B), 6.50% (Palm West Apartments Project), 3/1/2034	NR		1,315,343
1,000,000		Orlando, FL, Urban Community Development District, Capital Improvement Revenue Bonds (Series 2001A), 6.95% (Original Issue Yield: 7.00%), 5/1/2033	NR		1,066,230
1,000,000		Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A), 7.375%, 5/1/2033	NR		1,082,100
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$1,200,000		South Lake County, FL, Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	NR/Baa3		$1,277,892
2,000,000		St. Johns County, FL, IDA, Healthcare Revenue Bonds (Series 1999), 8.00% (Glenmoor at St. Johns Project)/(Original Issue Yield: 8.10%), 1/1/2030	NR		1,945,100
800,000		Verandah West, FL, Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	NR		836,656

		TOTAL			33,075,549

		Georgia--1.8%
2,000,000		Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75% (Atlantic Station Project)/(Original Issue Yield: 7.90%), 12/1/2014	NR		2,108,040
4,045,000		Augusta, GA, HFA, Multifamily Housing Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	NR		4,081,162
1,640,000		Forsyth County, GA, Hospital Authority, Revenue Anticipation Certificates (Series 1998), 6.375% (Georgia Baptist Healthcare System)/(Original Issue Yield: 6.45%), 10/1/2028	AAA/NR		2,079,881

		TOTAL			8,269,083

		Hawaii--0.6%
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/ (Original Issue Yield: 7.00%), 11/15/2012	NR		1,039,610
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/ (Original Issue Yield: 8.175%), 11/15/2033	NR		1,019,610
470,000		Hawaii State Department of Transportation, Special Facility Refunding Revenue Bonds (Series 2000), 7.00% (Continental Airlines, Inc.)/(Original Issue Yield: 7.20%), 6/1/2020	B/Caa2		434,792

		TOTAL			2,494,012

		Idaho--0.5%
2,000,000		Idaho Health Facilities Authority, Refunding Revenue Bonds (Series 1999A), 7.875% (Valley Vista Care Corp. Obligated Group)/(Original Issue Yield: 8.10%), 11/15/2029	NR		1,961,860
420,000		Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80% (FHA GTD), 1/1/2023	AA/NR		420,874

		TOTAL			2,382,734

		Illinois--0.1%
215,000		Chicago, IL, Collateralized SFM Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028	NR/Aaa		219,601

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Indiana--4.9%
$1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	NR		$978,150
3,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375% (Community Foundation of Northwest Indiana)/(Original Issue Yield: 6.68%), 8/1/2031	BBB-/NR		3,083,970
2,000,000		Indiana Health Facility Financing Authority, Refunding Revenue Bonds (Series 1998), 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	NR		1,782,620
3,000,000	[2,3]	Indiana Port Commission, Port Facility Refunding Revenue Bonds, 6.875% (Cargill, Inc.), 5/1/2012	NR/A1		3,029,520
12,000,000		Indianapolis, IN, Airport Authority, Special Facilities Revenue Bonds, 7.10% (FedEx Corp.)/(Original Issue Yield: 7.178%), 1/15/2017	BBB/Baa2		12,509,520
1,000,000		South Bend, IN, Economic Development Revenue Bonds (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	NR		889,320

		TOTAL			22,273,100

		Iowa--0.4%
1,785,000		Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(Original Issue Yield: 6.40%), 10/1/2022	BBB/NR		1,905,184

		Kansas--1.1%
1,335,000	[2]	Kansas Development Finance Authority, Multifamily Housing Revenue Bonds (Series 1998K), 6.375% (Pioneer Olde Town Apartments), 10/1/2017	NR		1,193,597
50,000		Manhattan, KS, IRBs (Series 1999), 6.25% (Farrar Corporation Project), 8/1/2006	NR		49,248
1,625,000		Manhattan, KS, IRBs (Series 1999), 7.00% (Farrar Corporation Project), 8/1/2014	NR		1,545,115
1,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village, Inc.)/(Original Issue Yield: 8.25%), 5/15/2030	NR		1,102,510
1,110,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Collateralized Home Mortgage Program COL), 6/1/2029	NR/Aaa		1,171,416

		TOTAL			5,061,886

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Kentucky--1.6%
$3,500,000		Kenton County, KY, Airport Board, Special Facilities Revenue Bonds (Series A), 7.50% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.60%), 2/1/2020	B-/Caa2		$3,436,090
2,000,000		Kentucky, EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	BB-/NR		1,850,060
2,000,000		Kentucky, EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	NR		2,105,700

		TOTAL			7,391,850

		Louisiana--4.5%
3,000,000		De Soto Parish, LA, Environmental Improvement Authority, Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018	BBB/Baa2		3,169,890
2,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, Housing Bond Anticipation Notes, 6.25% (Kingston Point), 6/15/2004	NR		1,999,900
1,980,000	[2,3]	Louisiana Public Facilities Authority Hospital Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	NR		1,615,581
5,645,000		St. Charles Parish, LA, PCR Bonds, 7.50% (Entergy Louisiana, Inc.)/(Original Issue Yield: 7.542%), 6/1/2021	BBB+/Baa2		5,742,094
3,650,000		St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds (Series A), 7.00% (Entergy Louisiana, Inc.)/(Original Issue Yield: 7.04%), 12/1/2022	BBB+/Baa2		3,734,826
2,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%), 10/1/2022	NR		2,009,200
2,000,000		West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States, Inc.), 9/1/2028	BB+/Ba1		2,035,940

		TOTAL			20,307,431

		Maine--0.5%
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds (Series A), 7.50% (Piper Shores), 1/1/2019	NR		1,046,770
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds (Series A), 7.55% (Piper Shores), 1/1/2029	NR		1,042,490

		TOTAL			2,089,260

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Maryland--0.4%
$2,000,000		Maryland State Economic Development Corp., Senior Lien Revenue Bonds (Series 1999B), 7.75% (Chesapeake Bay Conference Center Project), 12/1/2031	NR		$1,797,540

		Massachusetts--2.7%
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	BBB/Baa3		1,988,160
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments), 12/15/2031	NR		2,332,920
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	BBB-/NR		1,038,660
1,305,000	[2,3]	Massachusetts Water Resources Authority, RITES (PA-999-R-A), 9.963%, 8/1/2014	NR		1,729,242
500,000	[2,3]	Massachusetts Water Resources Authority, RITES (PA 999-R-B), 9.963%, 8/1/2015	NR		651,695
1,715,000	[2,3]	Massachusetts Water Resources Authority, RITES (Series 999-R-C), 9.963%, 8/1/2019	NR		2,176,164
1,805,000	[2,3]	Massachusetts Water Resources Authority, RITES (Series 999-R-D), 9.963%, 8/1/2020	NR		2,266,358

		TOTAL			12,183,199

		Michigan--0.2%
1,000,000		Delta County, MI, Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series 2002B), 6.45% (MeadWestvaco Corp.), 4/15/2023	BBB/Baa2		1,059,530

		Minnesota--4.0%
4,000,000		Becker, MN, PCR Bonds (Series 2000-A), 8.50% (Northern States Power Co., MN), 4/1/2030	BBB+/A3		4,722,120
15,000		Dakota County, MN, Housing & Redevelopment Authority, SFM Revenue Bonds, 7.20% (GNMA GTD), 12/1/2009	AAA/NR		15,048
2,000,000		Minneapolis, MN, Healthcare System, Revenue Bonds (Series 2002A), 5.75% (Allina Health System, MN), 11/15/2014	NR/A3		2,240,620
1,000,000		Minneapolis/St. Paul, MN, Airport Commission, Special Facilities Revenue Bonds (Series B), 6.50% TOBs (Northwest Airlines, Inc.), Mandatory Tender 4/1/2005	NR		953,020
5,530,000		St. Paul, MN, Housing & Redevelopment Authority, Hospital Refunding Revenue Bonds (Series A), 6.625% (Healtheast, MN)/ (Original Issue Yield: 6.687%), 11/1/2017	BB/Ba2		5,616,987
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Minnesota--continued
$1,000,000		St. Paul, MN, Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 7.00% (Achieve Language Academy), 12/1/2032	NR		$1,010,050
2,000,000		St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds (Series 2002B), 7.00% (Upper Landing Project)/(Original Issue Yield: 7.05%), 3/1/2029	NR		2,006,960
1,500,000		St. Paul, MN, Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg Project)/(Original Issue Yield: 7.50%), 8/1/2029	NR		1,540,935

		TOTAL			18,105,740

		Mississippi--0.6%
2,500,000		Mississippi Business Finance Corp., PCR Bonds, 5.875% (System Energy Resources, Inc.)/(Original Issue Yield: 5.934%), 4/1/2022	BBB-/Ba1		2,514,150

		Missouri--0.9%
2,445,000	[2]	Kansas City, MO, IDA, Multifamily Housing Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	NR		2,294,975
1,000,000		St. Joseph, MO, IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	NR		1,056,560
500,000		West Plains, MO, IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	BB+/NR		519,750

		TOTAL			3,871,285

		Multi State--2.2%
9,015,000	[2,3]	Merrill Lynch P-FLOATs/RITES Trust, Tax Exempt Receipts (Series PPT-33), 12.84%, 1/1/2032	NR		9,903,428

		Nevada--0.8%
1,000,000		Clark County, NV, Improvement District, Limited Obligation Improvement Bonds (Series 2003), 6.375% (Special Improvement District No. 142 (Mountain's Edge))/(Original Issue Yield: 6.40%), 8/1/2023	NR		1,024,100
990,000		Clark County, NV, Improvement District, Local Improvement Bonds (Series 2001), 6.875% (Special Improvement District No. 132 (Summerlin South Area))/(Original Issue Yield: 6.92%), 2/1/2021	NR		1,022,531
1,800,000		Director of the State of Nevada Department of Business and Industry, 2nd Tier Revenue Bonds (Series 2000), 7.375% (Las Vegas Monorail Project)/(Original Issue Yield: 7.75%), 1/1/2040	NR		1,774,080

		TOTAL			3,820,711

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New Jersey--3.3%
$4,465,000	[2,3]	New Jersey EDA, Residual Interest Tax-Exempt Securities (PA-1203), 9.476% (FGIC INS), 6/15/2011	NR		$5,707,342
2,000,000		New Jersey EDA, Retirement Community Revenue Bonds (Series 2001A), 7.25% (Cedar Crest Village, Inc.)/(Original Issue Yield: 7.625%), 11/15/2031	NR		2,060,820
1,250,000		New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.25% (Seabrook Village)/(Original Issue Yield: 8.50%), 11/15/2030	NR		1,348,600
2,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	NR		2,180,097
1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	B/Caa2		974,420
400,000		New Jersey Healthcare Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	BB+/NR		419,620
2,000,000		New Jersey Healthcare Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/(Original Issue Yield: 6.67%), 7/1/2031	BBB-/Baa3		2,116,660

		TOTAL			14,807,559

		New Mexico--1.7%
850,000		Bernalillo County, NM, Multifamily, Refunding Housing Revenue Bonds (Series 2001C), 7.50% (Valencia Retirement)/ (SunAmerica, Inc. GTD), 12/1/2021	NR		876,171
2,565,000		Dona Ana County, NM, Multifamily Housing Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	NR		2,519,010
2,000,000		Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co., NM), 4/1/2022	BBB-/Baa3		2,114,820
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1		2,095,180

		TOTAL			7,605,181

		New York--7.2%
2,500,000		Brookhaven, NY, IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	NR		2,509,800
5,000,000	[2,3]	Metropolitan Transportation Authority, NY, RITES (PA-1042R), 9.941% (MBIA Insurance Corp. INS), 1/1/2010	NR		6,356,950
635,000		Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	NR/A3		715,372
1,500,000		New York City, NY, IDA, Industrial Development Refunding Revenue Bonds (Series 1998), 6.00% (Field Hotel Associates LP - JFK Project), 11/1/2028	NR		972,750
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$1,500,000		New York City, NY, IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British Airways)/(Original Issue Yield: 7.976%), 12/1/2032	BB+/Ba2		$1,507,410
2,000,000		New York City, NY, GO Bonds (Series 2002B), 5.375% (Original Issue Yield: 5.48%), 12/1/2020	A/A2		2,150,700
2,800,000	[2,3]	New York City, NY, RITES (PA-1075), 12.488%, 6/1/2018	A/NR		3,528,896
5,000,000		New York City, NY, UT GO Bonds (Series A), 5.50%, 8/1/2022	A/A2		5,499,550
1,500,000		New York State Dormitory Authority, Revenue Bonds (Series 2000C), 6.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2026	BB/Ba1		1,515,675
5,250,000	[2,3]	Tobacco Settlement Financing Corp., NY, RITES (PA-1230), 9.607% (New York State), 6/1/2016	AA-/NR		6,362,265
1,500,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Refunding Revenue Bonds (Series 2002B), 5.00%, 11/15/2022	AA-/Aa3		1,594,065

		TOTAL			32,713,433

		North Carolina--0.6%
500,000		North Carolina Medical Care Commission, Healthcare Facilities First Mortgage Revenue Bonds, 6.375% (Arbor Acres Community)/(Original Issue Yield: 6.55%), 3/1/2032	NR		514,725
1,965,000		North Carolina Medical Care Commission, Healthcare Facilities First Mortgage Revenue Bonds, 7.625% (Depaul Community Facilities)/(Original Issue Yield: 7.625%), 11/1/2029	NR		2,006,344

		TOTAL			2,521,069

		Ohio--2.6%
1,500,000		Cleveland-Cuyahoga County, OH, Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.35% (University Heights, OH Public Parking Garage), 12/1/2031	NR		1,602,615
500,000		Franklin County, OH, Healthcare Facilities, Revenue Bonds (Series 2001A), 7.125% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 7.35%), 7/1/2029	BBB/NR		542,240
1,680,000	[2]	Franklin County, OH, Multifamily Housing Refunding Revenue Bonds (Series 1998B), 6.25% (Jefferson Chase Apartments Project), 11/1/2015	NR		1,332,526
2,500,000	[2,3]	Lorain County, OH, RITES (PA-894R-A), 10.191% (Catholic Healthcare Partners), 10/1/2012	NR		3,196,575
2,500,000	[2,3]	Lorain County, OH, RITES (PA-894R-B), 10.191% (Catholic Healthcare Partners), 10/1/2013	NR		3,137,975
1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 1997A), 6.10% (Cleveland Electric Illuminating Co.), 8/1/2020	BBB-/Baa2		1,518,540
450,000	[2,3]	Port of Greater Cincinnati, OH, Development Authority, Special Assessment Revenue Bonds, 6.40% (Cincinnati Mills), 2/15/2034	NR		451,665

		TOTAL			11,782,136

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Oklahoma--1.0%
$4,585,000		Jackson County, OK, Hospital Authority, Hospital Refunding Revenue Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	BB/NR		$4,645,384

		Oregon--0.2%
1,000,000		Yamhill County, OR, Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement Community)/(Original Issue Yield: 7.125%), 12/1/2034	NR		1,006,530

		Pennsylvania--8.6%
1,330,000		Allegheny County, PA, HDA, Healthcare Facilities Revenue Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018	NR		1,276,813
4,500,000		Allegheny County, PA, HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B/B2		4,942,845
1,000,000		Allegheny County, PA, HDA, Revenue Bonds (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR		1,045,810
2,000,000	[2,3]	Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	NR		1,857,540
1,500,000		Allegheny County, PA, IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc. Project)/ (Original Issue Yield: 6.75%), 9/1/2031	NR		1,477,545
1,000,000		Bucks County, PA, IDA, First Mortgage Healthcare Facilities Revenue Bonds (Series 1999), 6.30% (Chandler Hall Health Services Obligated Group)/(Original Issue Yield: 6.40%), 5/1/2029	NR		950,490
1,500,000		Chartiers Valley, PA, Industrial & Commercial Development Authority, First Mortgage Refunding Revenue Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	NR		1,461,945
2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2001), 5.00%, 9/15/2018	AA/Aa2		2,181,580
2,000,000		Cumberland County, PA, Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.50%), 1/1/2035	NR		2,017,900
2,785,000		Delaware County, PA, Authority, College Revenue Bonds, 7.25% (Eastern College)/(United States Treasury PRF)/(Original Issue Yield: 7.875%), 3/1/2012	NR		2,786,922
1,000,000		Lancaster, PA, IDA, Revenue Bonds (Series 2000A), 7.625% (Garden Spot Village Project)/(Original Issue Yield: 7.84%), 5/1/2031	NR		1,040,240
1,000,000		Lawrence County, PA, IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031	NR		970,380
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,000,000		Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Bonds, 7.375% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.50%), 12/1/2030	NR		$2,006,560
500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	NR		512,595
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027	NR		2,067,440
1,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BBB-/NR		1,532,040
7,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Bonds (Series A), 7.60% (Sun Co., Inc.)/(Original Issue Yield: 7.653%), 12/1/2024	BBB/Baa2		7,950,975
1,015,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.15% (Thiel College), 5/15/2015	NR		1,160,023
1,500,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (Original Issue Yield: 7.35%)/(United States Treasury PRF), 9/1/2031	NR		1,897,920

		TOTAL			39,137,563

		Puerto Rico--0.6%
1,000,000	[2,3]	Puerto Rico Highway and Transportation Authority, RITES (Series PA 331A), 9.941% (AMBAC INS), 1/1/2010	NR		1,380,480
1,000,000	[2,3]	Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 9.941% (AMBAC INS), 1/1/2011	NR		1,393,530

		TOTAL			2,774,010

		Rhode Island--0.2%
1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 6.50% (Lifespan Obligated Group)/(Original Issue Yield: 6.70%), 8/15/2032	BBB/Baa2		1,046,690

		South Carolina--1.2%
6,000,000		Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B), (Original Issue Yield: 5.80%), 1/1/2025	B-/NR		647,700
15,550,000		Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A), (Original Issue Yield: 5.85%), 1/1/2034	B-/NR		698,817
1,500,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Refunding Revenue Bonds (Series 1998), 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026	NR		1,287,825
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		South Carolina--continued
$1,500,000		South Carolina Jobs-EDA, Hospital Facilities Improvement Revenue Bonds (Series 2000A), 7.375% (Palmetto Health Alliance)/(Original Issue Yield: 7.55%), 12/15/2021	BBB/Baa2		$1,942,845
1,000,000		Tobacco Settlement Revenue Management Authority, SC, Tobacco Settlement Asset-Backed Bonds (Series 2001B), 6.375% (Original Issue Yield: 6.532%), 5/15/2028	BBB/Baa2		957,170

		TOTAL			5,534,357

		South Dakota--0.4%
2,000,000		Minnehaha County, SD, Health Facilities, Revenue Bonds (Series 2002A), 7.00% (Bethany Lutheran Home)/(Original Issue Yield: 7.198%), 12/1/2035	NR		1,985,080

		Tennessee--3.1%
3,000,000		Elizabethton, TN, Health & Educational Facilities Board, First Mortgage Hospital Refunding Revenue & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033	NR/Baa2		3,505,830
1,000,000		Knox County, TN, Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022	NR/Baa2		1,060,240
2,300,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.25% (NorthCrest Medical Center)/(Original Issue Yield: 8.50%), 4/1/2012	NR/Aaa		2,617,147
5,000,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/(Original Issue Yield: 8.875%), 4/1/2024	NR/Aaa		5,837,500
1,000,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Original Issue Yield: 6.45%), 9/1/2022	BBB+/NR		1,078,290

		TOTAL			14,099,007

		Texas--7.8%
2,000,000		ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	NR		1,978,560
800,000		Abilene, TX, Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement)/ (Original Issue Yield: 7.25%), 11/15/2033	NR		845,744
1,000,000		Austin, TX, Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A), 6.70% (Original Issue Yield: 6.75%), 1/1/2032	BBB-/Baa3		1,071,110
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy), Mandatory Tender 4/1/2013	BBB/Baa2		1,130,080
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003C), 6.75% (TXU Energy)/(Original Issue Yield: 6.77%), 10/1/2038	BBB/Baa2		$1,098,100
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds, 7.70% (TXU Energy), 4/1/2033	BBB/Baa2		1,145,950
3,000,000		Brazos River Authority, TX, Refunding PCR Bonds (Series 2001C), 5.75% TOBs (TXU Energy), Mandatory Tender 11/1/2011	BBB/Baa2		3,264,300
1,000,000		Brazos River Authority, TX, Refunding Revenue Bonds (Series 1999C), 7.75% (CenterPoint Energy, Inc.), 12/1/2018	BBB-/Ba1		1,103,490
2,500,000		Dallas-Fort Worth, TX, International Airport Facility Improvement Corp., Revenue Bonds, 7.625% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.65%), 11/1/2021	B-/Caa2		2,016,750
1,500,000		El Paso, TX, HFDC, Senior Care Facilities Revenue Bonds, 7.75% (Bienvivir Senior Health Services), 8/15/2031	NR		1,526,040
500,000		Gulf Coast, TX, Waste Disposal Authority, Waste Disposal Revenue Bonds (Series 2001), 6.65% (Valero Energy Corp.), 4/1/2032	BBB/Baa3		537,835
1,000,000		Houston, TX, Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	B-/Caa2		920,270
1,000,000		Houston, TX, HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 7.125% (Buckingham Senior Living Community)/(Original Issue Yield: 7.20%), 2/15/2034	NR		999,350
1,000,000		Mesquite, TX, Health Facilities Development Corp., Retirement Facility Revenue Bonds, 7.625% (Christian Care Centers, Inc.- Greenway Village)/(Original Issue Yield: 7.75%), 2/15/2028	BBB-/NR		1,059,270
2,000,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029	NR		2,093,540
4,200,000		North Central, TX, Housing Finance Corp., Housing Revenue Bonds (Series 1999A), 7.00% (Tiffany Square Apartments), 12/1/2031	NR		4,094,160
2,000,000		Port of Corpus Christi, TX, Authority, PCR Refunding Bonds, 6.70% (CNA Holdings, Inc. (Celanese Project)), 11/1/2030	BBB/Baa2		2,160,760
250,000		Port of Corpus Christi, TX, IDC, Refunding Revenue Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	BBB/Baa3		255,845
1,000,000		Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/ (Original Issue Yield: 5.89%), 8/15/2018	NR		962,840
1,000,000		Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.97%), 8/15/2028	NR		900,160
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$2,000,000		Tarrant County, TX, Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 3/1/2004	NR		$1,975,000
2,000,000		Texas State Affordable Housing Corp., Multifamily Housing Revenue Bonds (Junior Series 2002B), 8.00% (American Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032	BBB-/NR		1,980,120
1,485,000		Texas State Affordable Housing Corp., Multifamily Housing Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX Project), 10/1/2031	CCC/NR		1,191,802
1,000,000		Tom Green County, TX, HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/(Original Issue Yield: 6.85%), 5/15/2021	NR/Baa3		1,086,190

		TOTAL			35,397,266

		Virginia--2.3%
675,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	NR		678,793
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	NR		1,001,710
2,000,000		Henrico County, VA, EDA, Residential Care Facility Refunding Revenue Bonds, 6.70% (Virginia United Methodist Homes, Inc.)/(Original Issue Yield: 6.80%), 6/1/2027	NR		2,062,720
1,500,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(Original Issue Yield: 7.625%), 12/1/2032	NR		1,586,880
7,500,000		Pocahontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B), (Original Issue Yield: 5.75%), 8/15/2017	BB/NR		2,848,425
16,000,000		Pocahontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B), (Original Issue Yield: 5.90%), 8/15/2029	BB/NR		2,423,680

		TOTAL			10,602,208

		Washington--0.5%
1,000,000		Port of Seattle, WA, IDC, Special Facilities Revenue Bonds (Series 2001), 7.25% (Northwest Airlines, Inc.)/(Original Issue Yield: 7.50%), 4/1/2030	NR		986,080
1,000,000		Skagit County, WA, Public Hospital District No. 1, Refunding Revenue Bonds, 6.00% (Skagit Valley Hospital)/(Original Issue Yield: 6.25%), 12/1/2023	NR/Baa3		1,023,250

		TOTAL			2,009,330

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Wisconsin--2.7%
$3,000,000		Badger, WI, Tobacco Asset Securitization Corp., Refunding Revenue Bonds, 6.125%, 6/1/2027	BBB/Baa2		$2,944,980
1,250,000		Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028	NR		1,133,475
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375% (Divine Savior Healthcare), 5/1/2026	NR		1,049,530
880,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50% (Divine Savior Healthcare), 5/1/2032	NR		927,617
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center, Inc.)/(Original Issue Yield: 6.90%), 10/1/2022	NR		1,950,300
1,250,000		Wisconsin State HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	NR		1,183,525
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	NR		506,750
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	A-/A3		1,719,308
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.75% (Attic Angel Obligated Group)/(Original Issue Yield: 6.00%), 11/15/2027	NR		913,970

		TOTAL			12,329,455

		Wyoming--0.3%
1,500,000		Teton County, WY, Hospital District, Hospital Revenue Bonds, 6.75% (St. John's Medical Center)/(Original Issue Yield: 7.00%), 12/1/2027	NR		1,487,520

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $413,819,509)			430,392,665

		SHORT-TERM MUNICIPALS--2.4%
		Pennsylvania--0.5%
2,200,000		Lancaster County, PA Hospital Authority (Series 1996), Weekly VRDNs (Masonic Homes)	NR/Baa1		2,200,000

		Texas--1.9%
8,400,000		Harris County, TX, HFDC (Series 2002), Daily VRDNs (Methodist Hospital, Harris County, TX)	AA/NR		8,400,000

		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $10,600,000)			10,600,000

Principal Amount			Credit Rating	[1]	Value
		OTHER--0.9%
$1,500,000	[2,3]	Charter Mac Equity Issuer Trust, Pfd., 7.60%, 11/30/2010	NR		$1,739,295
2,000,000	[2,3]	Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050	NR		2,308,120

		TOTAL OTHER (IDENTIFIED COST $3,500,000)			4,047,415

		TOTAL INVESTMENTS--98.3% (IDENTIFIED COST $427,919,509)			445,040,080

		OTHER ASSETS AND LIABILITIES - NET--1.7%			7,843,364

		TOTAL NET ASSETS--100%			$452,883,444

Securities that are subject to the federal alternative minimum tax (AMT) represent 23.3% of the Fund's portfolio calculated based upon total portfolio market value (unaudited).

1 Please refer to the "Investment Ratings" in the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At February 29, 2004, these securities amounted to $89,685,962 which represents 19.8% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $84,864,864 which represents 18.7% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 The cost of investments for federal tax purposes is $427,753,483.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Federal Security Assurance, Inc.
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDC	--Industrial Development Corporation
IRBs	--Industrial Revenue Bonds
INS	--Insured
LT	--Limited Tax
P-FLOATs	--Puttable Floating Option Tax-Exempt Receipts
PCR	--Pollution Control Revenue
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities Receipts
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 29, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $427,919,509)		$445,040,080
Cash		31,807
Income receivable		8,059,989
Receivable for investments sold		490,000
Receivable for shares sold		2,187,960
Prepaid expenses		25,005

TOTAL ASSETS		455,834,841

Liabilities:
Payable for shares redeemed	$504,415
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	39,450
Payable for distribution services fee (Note 5)	88,804
Payable for shareholder services fee (Note 5)	88,674
Net payable for swap contracts	2,230,054

TOTAL LIABILITIES		2,951,397

Net assets for 45,540,457 shares outstanding		$452,883,444

Net Assets Consist of:
Paid in capital		$482,869,974
Net unrealized appreciation of investments and swap contracts		14,890,517
Accumulated net realized loss on investments and swap contracts		(46,350,273)
Undistributed net investment income		1,473,226

TOTAL NET ASSETS		$452,883,444

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($131,384,751 ÷ 13,209,550 shares outstanding)		$9.95

Offering price per share (100/95.50 of $9.95)[1]		$10.42

Redemption proceeds per share		$9.95

Class B Shares:
Net asset value per share ($130,980,976 ÷ 13,175,167 shares outstanding)		$9.94

Offering price per share		$9.94

Redemption proceeds per share (94.50/100 of $9.94)[1]		$9.39

Class C Shares:
Net asset value per share ($21,357,721 ÷ 2,148,242 shares outstanding)		$9.94

Offering price per share (100/99.00 of $9.94)[1]		$10.04

Redemption proceeds per share (99.00/100 of $9.94)[1]		$9.84

Class F Shares:
Net asset value per share ($169,159,996 ÷ 17,007,498 shares outstanding)		$9.95

Offering price per share (100/99.00 of $9.95)[1]		$10.05

Redemption proceeds per share (99.00/100 of $9.95)[1]		$9.85

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 29, 2004 (unaudited)

Investment Income:
Interest		$14,772,116

Expenses:
Investment adviser fee (Note 5)	$1,296,511
Administrative personnel and services fee (Note 5)	169,311
Custodian fees	10,037
Transfer and dividend disbursing agent fees and expenses (Note 5)	114,513
Directors'/Trustees' fees	6,568
Auditing fees	8,335
Legal fees	2,397
Portfolio accounting fees (Note 5)	72,418
Distribution services fee--Class B Shares (Note 5)	474,508
Distribution services fee--Class C Shares (Note 5)	60,492
Shareholder services fee--Class A Shares (Note 5)	153,152
Shareholder services fee--Class B Shares (Note 5)	158,169
Shareholder services fee--Class C Shares (Note 5)	20,164
Shareholder services fee--Class F Shares (Note 5)	208,728
Share registration costs	38,641
Printing and postage	23,718
Insurance premiums	932
Taxes	15,998
Miscellaneous	3,231

TOTAL EXPENSES	2,837,823

Waiver (Note 5):
Waiver of administrative personnel and services fee	(5,365)

Net expenses		2,832,458

Net investment income		11,939,658

Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized loss on investments		(3,149,759)
Net change in unrealized depreciation of investments		23,649,471
Net change in unrealized appreciation on swap contacts		(2,634,752)

Net realized and unrealized gain on investments and swap contracts		17,864,960

Change in net assets resulting from operations		$29,804,618

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/29/2004	Year Ended 8/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,939,658	$23,717,754
Net realized loss on investments and swap contracts	(3,149,759)	(2,382,332)
Net change in unrealized appreciation/depreciation of investments and swap contracts	21,014,719	(5,916,095)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,804,618	15,419,327

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,555,619)	(6,788,515)
Class B Shares	(3,200,108)	(5,990,071)
Class C Shares	(404,917)	(576,157)
Class F Shares	(4,869,298)	(10,211,668)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,029,942)	(23,566,411)

Share Transactions:
Proceeds from sale of shares	42,533,781	84,659,633
Net asset value of shares issued to shareholders in payment of distributions declared	6,905,611	12,791,100
Cost of shares redeemed	(37,681,378)	(78,629,480)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,758,014	18,821,253

Change in net assets	29,532,690	10,674,169
Net Assets:
Beginning of period	423,350,754	412,676,585

End of period (including undistributed net investment income of $1,473,226 and $1,563,510, respectively)	$452,883,444	$423,350,754

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 29, 2004 (unaudited)

1. ORGANIZATION

Federated Municipal Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective is to provide a high level of current income which is generally exempt from federal regular income tax. The Fund offers four classes of shares: Class A, Class B, Class C and Class F Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted illiquid security held at February 29, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
Franklin County, OH, Multifamily Housing Revenue Refunding Bonds	11/20/1998	$1,680,000

Kansas City, MO, IDA, Multifamily Housing Revenue Bonds	7/29/1999	$2,445,000

Kansas Development Finance Authority, Multifamily Housing Revenue Bonds	10/19/1998	$1,335,000

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended February 29, 2004, the Fund had no net realized gain (loss) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At February 29, 2004, the Fund had the following open swap contract:

Expiration	Notional Principal Amount	Swap Contract Fixed Rate	Current Market Fixed Rate	Unrealized Depreciation
4/28/2014	$45,000,000	4.08% Fixed	3.42%	$(2,230,054)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At February 29, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class F Shares	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 2/29/2004		Year Ended 8/31/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,026,170	$19,714,619	3,425,757	$33,021,524
Shares issued to shareholders in payment of distributions declared	265,568	2,570,215	513,880	4,943,487
Shares redeemed	(1,379,837)	(13,393,935)	(3,113,807)	(29,931,486)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	911,901	$8,890,899	825,830	$8,033,525

	Six Months Ended 2/29/2004		Year Ended 8/31/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,099,125	$10,694,116	3,830,526	$36,992,585
Shares issued to shareholders in payment of distributions declared	168,051	1,626,010	269,080	2,587,750
Shares redeemed	(1,160,354)	(11,272,113)	(2,066,612)	(19,860,489)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	106,822	$1,048,013	2,032,994	$19,719,846

	Six Months Ended 2/29/2004		Year Ended 8/31/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	922,099	$9,006,955	721,169	$6,967,509
Shares issued to shareholders in payment of distributions declared	25,406	246,191	31,128	299,414
Shares redeemed	(274,678)	(2,655,362)	(327,554)	(3,138,256)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	672,827	$6,597,784	424,743	$4,128,667

	Six Months Ended 2/29/2004		Year Ended 8/31/2003
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	320,998	$3,118,091	796,653	$7,678,015
Shares issued to shareholders in payment of distributions declared	254,590	2,463,195	515,683	4,960,449
Shares redeemed	(1,065,523)	(10,359,968)	(2,667,136)	(25,699,249)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(489,935)	$(4,778,682)	(1,354,800)	$(13,060,785)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,201,615	$11,758,014	1,928,767	$18,821,253

4. FEDERAL TAX INFORMATION

At February 29, 2004, the cost of investments for federal tax purposes was $427,753,483. The net unrealized appreciation of investments for federal tax purposes was $17,286,597. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,897,380 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,610,783.

At August 31, 2003, the Fund had a capital loss carryforward of $41,886,380, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$ 3,648,711

2008	$ 24,259,223

2009	$ 4,968,940

2010	$ 3,907,651

2011	$ 5,101,855

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with Administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended February 29, 2004, the fees paid to FAS and FServ were $110,480 and $53,466, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended February 29, 2004, Class A Shares and Class F Shares did not incur a distribution services fee.

Sales Charges

For the six months ended February 29, 2004, FSC retained $48,658 in sales charges from the sale of Class A Shares. FSC also retained $7,686 of contingent deferred sales charges relating to redemptions of Class A Shares and $1,554 relating to redemptions of Class C Shares and $3,631 relating to redemptions of Class F Shares. See "What do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $48,711, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended February 29, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions compiled with Rule 17a-7 under the Act and amounted to $90,186,430 and $59,730,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT RISK

Although the Fund has a diversified portfolio, the Fund has 55.6% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities may be subject to a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 29, 2004, were as follows:

Purchases	$49,591,845

Sales	$40,332,187

8. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Municipal Opportunities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8040407 (4/04)

Item 2.     Code of Ethics

Not Applicable.

Item 3.     Audit Committee Financial Expert

Not Applicable.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal Opportunities Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 21, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        April 21, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        April 21, 1004